RELATED PARTIES - Compensation of Group Executive Committee (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties
Share-based payments	$ 11,000,000		$ 9,000,000		$ 9,000,000
Total compensation to the Board of Directors and senior management	22,000,000		30,000,000		$ 55,000,000
Kaan Terzioglu
Disclosure of transactions between related parties
Base salary	1,430,580	€ 1,323,000	1,390,582	€ 1,323,000
Annual incentive	1,171,039	1,082,977	1,088,807	1,035,891
Other	222,048	205,350	215,840	205,350
Share-based payments	5,022,173	4,644,506	3,566,105	3,392,793
Total compensation to the Board of Directors and senior management	7,845,840	7,255,833	6,261,334	5,957,034
Serkan Okandan
Disclosure of transactions between related parties
Base salary	467,128	432,000	1,362,203	1,296,000
Annual incentive	529,839	489,995	749,212	712,800
Other	439,509	406,458	1,898,615	1,806,342
Share-based payments	1,557,481	1,440,358	1,031,627	981,490
Total compensation to the Board of Directors and senior management	2,993,957	2,768,811	5,041,657	4,796,632
Joop Brakenhoff
Disclosure of transactions between related parties
Base salary	739,619	684,000	567,585	540,000
Annual incentive	425,894	393,867	312,172	297,000
Other	228,442	211,263	570,067	542,362
Share-based payments	1,386,365	1,282,110	687,936	654,502
Total compensation to the Board of Directors and senior management	2,780,320	2,571,240	2,137,760	2,033,864
Omiyinka Doris
Disclosure of transactions between related parties
Base salary	655,998	606,667	81,546	77,583
Annual incentive	398,268	368,318	55,333	52,644
Other	114,495	105,885	12,140	11,550
Share-based payments	716,884	662,974	0
Total compensation to the Board of Directors and senior management	1,885,645	1,743,844	149,019	141,777
Victor Biryukov
Disclosure of transactions between related parties
Base salary			678,869	645,865
Annual incentive			361,112	343,556
Other			856,404	814,770
Share-based payments			111,111	105,710
Total compensation to the Board of Directors and senior management	0	0	2,007,496	1,909,901
Michael Schulz
Disclosure of transactions between related parties
Base salary			593,862	565,000
Annual incentive			326,624	310,750
Other			525,757	500,205
Share-based payments			507,429	482,768
Total compensation to the Board of Directors and senior management	0	0	1,953,672	1,858,723
Dmitry Shvets
Disclosure of transactions between related parties
Base salary			680,135	647,070
Annual incentive			368,500	350,585
Other			728,656	693,232
Share-based payments			459,310	436,981
Total compensation to the Board of Directors and senior management	0	0	2,236,601	2,127,868
Matthieu Galvani
Disclosure of transactions between related parties
Base salary			157,662	150,000
Annual incentive			87,427	83,178
Share-based payments			38,296	36,434
Total compensation to the Board of Directors and senior management	0	0	283,385	269,612
Alex Bolis
Disclosure of transactions between related parties
Base salary			197,078	187,500
Annual incentive			215,004	204,555
Other			384,873	366,168
Share-based payments			197,292	187,704
Total compensation to the Board of Directors and senior management	$ 0	€ 0	$ 994,247	€ 945,927